Subsequent events Transactions (Details) (USD $)	Dec. 31, 2012
Subsequent events - Common stock
Total value of puts	$ 270,000
Additional puts exercised value	15,000
Total of these six put shares issuances resulted in shares to be issued in 2013	10,817,190
Subsequent events - Notes Payable
Amount paid to Fairhills capital offshore ltd.	25,000
Remaining balance of loan	$ 25,000